TANGIBLE ASSETS - Right-of-use assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ 9,608,300	$ 7,243,441	$ 6,995,890
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	13,680,962	11,157,542	10,630,546	$ 10,746,735
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(4,069,835)	(3,906,757)	(3,628,905)	(3,505,547)
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2,827)	(7,344)	(5,751)	(5,747)
Right-of-use assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,482,036	1,351,624	1,336,957
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	2,729,455	2,447,762	2,250,768	2,095,839
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(1,247,419)	(1,096,138)	$ (913,811)	$ (766,245)
Right-of-use assets [member] | Land [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	34,496	37,245
Right-of-use assets [member] | Land [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	41,578	45,789
Right-of-use assets [member] | Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(7,082)	(8,544)
Right-of-use assets [member] | Buildings [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,169,610	1,045,110
Right-of-use assets [member] | Buildings [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	2,016,220	1,792,794
Right-of-use assets [member] | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(846,610)	(747,684)
Right-of-use assets [member] | Office equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	6,117	446
Right-of-use assets [member] | Office equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	12,451	4,887
Right-of-use assets [member] | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(6,334)	(4,441)
Right-of-use assets [member] | Computer equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	39,899	48,321
Right-of-use assets [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	163,048	152,662
Right-of-use assets [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(123,149)	(104,341)
Right-of-use assets [member] | Motor vehicles [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	20,260	23,593
Right-of-use assets [member] | Motor vehicles [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	62,774	62,700
Right-of-use assets [member] | Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(42,514)	(39,107)
Right-of-use assets [member] | Machinery [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	126,839	115,928
Right-of-use assets [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	250,319	226,216
Right-of-use assets [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(123,480)	(110,288)
Right-of-use assets [member] | Warehouses [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	84,815	80,981
Right-of-use assets [member] | Warehouses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	183,065	162,714
Right-of-use assets [member] | Warehouses [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ (98,250)	$ (81,733)